CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net sales	¥ 134,961	¥ 50,107
Cost of goods sold	135,365	56,610
Gross profit (loss)	(404)	(6,503)
Other income	10,399	7,154
Selling and distribution expenses	(4,852)	(3,219)
Administrative expenses	(16,513)	(17,196)
Bad debt expense	(13,536)	(49,827)
Finance costs	(753)	(1,094)
Other expenses	(4)	(77)
Loss before taxation	(25,663)	(70,762)
Income tax expense	(83)	(7)
Net loss	(25,746)	(70,769)
Net income (loss) attributable to :
Equity holders of the Company	(29,335)	(70,769)
Non-controlling interest	3,589	0
Net loss	(25,746)	(70,769)
Other comprehensive income (loss)
Exchange differences on translation of financial statements of foreign operations	114	76
Total comprehensive loss	(25,632)	(70,693)
Total comprehensive loss attributable to:
Equity holders of the Company	(29,221)	(70,693)
Non-controlling interest	3,589	0
Total comprehensive loss	¥ (25,632)	¥ (70,693)
Loss per share attributable to the equity holders of the Company
Basic (RMB)	¥ (4.88)	¥ (16.24)
Diluted (RMB)	¥ (4.88)	¥ (16.24)